LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

May 5, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Alison White

Re:	Lazard Retirement Series, Inc. (the "Fund") Registration Statement on Form N-1A (Registration Nos: 811-08071, 333-22309)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the form of Prospectus for Lazard Retirement U.S. Equity Value, Lazard Retirement U.S. Strategic Equity, Lazard Retirement U.S. Small Cap Equity Growth, Lazard Retirement International Equity Select, Lazard Retirement International Strategic Equity and Lazard Retirement International Small Cap Portfolios that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 26 to the Fund’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the text of the Amendment was filed electronically on April 14, 2006 pursuant to Rule 485(b) under the Act.

Very truly yours,

/s/ David A. Kurzweil
David A. Kurzweil
Assistant Secretary